Investment Objectives and Goals - Sarmaya Thematic ETF	Mar. 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	SARMAYA THEMATIC ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Sarmaya Thematic ETF (the “Fund”) seeks to achieve long-term capital appreciation.